TAXATION - Components of (loss)/income before income tax expense, Current and deferred portions of income tax (benefit)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Components of (loss)/income before income tax expense
(Loss)/income before income tax expense	$ 72,943	¥ 474,579	¥ (59,681)	¥ (399,128)
Loss from non-China operations		(11,125)	(12,943)	(664)
(Loss)/income from China operations		485,704	(46,738)	(398,464)
Income tax (benefit)/expense applicable to China operations	$ 36,000	¥ 234,227	¥ 58,258	¥ (88,934)
Effective tax rate for China operations	48.20%	48.20%	(124.60%)	22.30%
Current and deferred portion of income tax (benefit)/expense
Current income tax expense		¥ 230,663	¥ 11,204	¥ 525
Deferred income tax (benefit)/expense	$ 548	3,564	47,054	(89,459)
Income tax (benefit)/expense	$ 36,000	¥ 234,227	¥ 58,258	¥ (88,934)